Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Deposits
	For the year ended
	December 31,	December 31,
	2019	2018
Building	$43,309	$43,310
Aircraft	492,245	517,031
	535,554	560,341